UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      December 16, 2006 to January 16, 2007

Commission File Number of issuing entity: 333-126790-16


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173337, 32-0173338, 32-0173339
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On January 16, 2007 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-D, Revolving Home Equity Loan Asset Backed Notes, Series 2006-D.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders  on  January 16, 2007  is  filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-D (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: January 24, 2007

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                January 16, 2007


                                Table of Contents

Distribution Report   .....................................................  2
Factor Report   ...........................................................  2
Delinquency Group Report 1  ............................................... 11
Delinquency Group Report 2  ............................................... 11
Delinquency Totals   ...................................................... 11
Bankruptcy Group Report   ................................................. 11
Foreclosure Group Report   ................................................ 11
REO Group Report   ........................................................ 12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                                          January 16, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL             BEGINNING                                                                                ENDING
           FACE                 PRINCIPAL                                                       REALIZED    DEFERRED     PRINCIPAL
CLASS      VALUE                BALANCE           PRINCIPAL         INTEREST        TOTAL       LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A        525,000,000.00     437,870,289.08    12,357,638.17    2,160,160.09    14,517,798.26    0.00        0.00    425,512,650.91
2A      1,325,000,000.00     967,908,701.67    35,156,021.42    4,775,016.26    39,931,037.68    0.00        0.00    932,752,680.25
AIO     1,103,030,084.00               0.00             0.00            0.00             0.00    0.00        0.00              0.00
C                   0.00               0.00             0.00    2,258,225.18     2,258,225.18    0.00        0.00              0.00
R1                  0.00               0.00             0.00            0.00             0.00    0.00        0.00              0.00
R2                100.00               0.00             0.00            0.00             0.00    0.00        0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  2,953,030,184.00   1,405,778,990.75    47,513,659.59    9,193,401.53    56,707,061.12    0.00        0.00  1,358,265,331.16
-----------------------------------------------------------------------------------------------------------------------------------
AIO1      275,004,398.00               0.00             0.00            0.00             0.00    0.00        0.00              0.00
AIO2      828,025,686.00               0.00             0.00            0.00             0.00    0.00        0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            CURRENT
                           BEGINNING                                                       ENDING           PASS-THRU
CLASS        CUSIP         PRINCIPAL      PRINCIPAL       INTEREST         TOTAL           PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A         126685DS2   834.03864587       23.53835842      4.11459065    27.65294907       810.50028745       5.550000%
2A         126685DT0   730.49713334       26.53284636      3.60378586    30.13663221       703.96428698       5.550000%
AIO        126685DU7     0.00000000        0.00000000      0.00000000     0.00000000         0.00000000       0.000000%
R2         126685DR4     0.00000000        0.00000000      0.00000000     0.00000000         0.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                 476.04626542       16.08979815      3.11320947    19.20300762       459.95646727
-----------------------------------------------------------------------------------------------------------------------------------
AIO1          N/A        0.00000000        0.00000000      0.00000000     0.00000000         0.00000000       0.000000%
AIO2          N/A        0.00000000        0.00000000      0.00000000     0.00000000         0.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-D
                                                          January 16, 2007
General Information:
Record Date                                                                                                          01/12/2007
LIBOR Determination Date                                                                                             12/13/2006
Payment Date                                                                                                         01/16/2007
Determination Date                                                                                                   01/10/2007
Interest Period
Beginning                                                                                                            12/15/2006
Ending                                                                                                               01/15/2007
Number of Days in Interest Period                                                                                            32
Collection Period
Beginning                                                                                                            12/01/2006
Ending                                                                                                               12/31/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                               10,936,333.22
Principal payments on Mortgage Loans                                                                              61,585,654.94
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                1,477,334.19
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                        0.00
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount related to Principal                                                                                          796,248.67
Others                                                                                                                94,579.90
Total Deposits                                                                                                    74,890,150.92

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00
Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                             74,152,326.45
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      737,824.47
Total Withdrawals                                                                                                 74,890,150.92

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

PAYMENT ACCOUNT

Beginning Balance

Deposits
Deposit from Collection Account                                                                                   74,152,326.45
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                            0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for shortfalls due to longer
interest period or prefunding                                                                                              0.00
Total Deposits                                                                                                    74,152,326.45

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to Section 8.03 of the Indenture                                                                 74,152,326.45
Total Withdrawals                                                                                                 74,152,326.45

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00


Cash Released from Principal Reserve Fund                                                                                  0.00

DISTRIBUTIONS
Amounts to be Distributed                                                                                         74,152,326.45

Group 1
Investor Interest Collections                                                                                      3,420,827.16
Principal Collections                                                                                             12,000,376.68
Subordinated Transferor Collections                                                                                  890,125.95
Credit Enhancement Draw Amount                                                                                             0.00

Group 2
Investor Interest Collections                                                                                      7,122,560.42
Principal Collections                                                                                             34,203,625.25
Subordinated Transferor Collections                                                                                1,368,099.23
Credit Enhancement Draw Amount                                                                                             0.00

Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                            183,398.38
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           183,398.38

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   292,166.92
Amount paid to the Loan Insurance Policy Provider                                                                    292,166.92

Premium amount owing to the Insurer                                                                                   31,137.44
Premium amount paid to the Insurer                                                                                    31,137.44

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                            405,660.99
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           405,660.99

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   406,900.60
Amount paid to the Loan Insurance Policy Provider                                                                    406,900.60

Premium amount owing to the Insurer                                                                                   68,829.06
Premium amount paid to the Insurer                                                                                    68,829.06

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                       2,160,160.09
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                         2,160,160.09
Aggregate Investor Interest paid to Class 1-A Note                                                                 2,160,160.09
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                         0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                               0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                       4,775,016.26
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                         4,775,016.26
Aggregate Investor Interest paid to Class 2-A Note                                                                 4,775,016.26
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                         0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                               0.00

Principal Payments

Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                   17,991.05
Investor Loss Amount paid to Class 1-A Note                                                                           17,991.05

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                      0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                  339,176.52
Accelerated Principal Payment Amount paid to Class 1-A Note                                                          339,176.52

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                     12,000,376.68
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                             12,000,376.68

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                    5,032.25
Investor Loss Amount paid to Class 2-A Note                                                                            5,032.25

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                      0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                  947,334.40
Accelerated Principal Payment Amount paid to Class 2-A Note                                                          947,334.40

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                     34,203,625.25
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                             34,203,625.25

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                         0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 1-A Note after application of Subordinated Transferor Collections               0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Group 2
Required Amount for Class 2-A Note                                                                                         0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 2-A Note after application of Subordinated Transferor Collections               0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                      2,625,000.00
Required Transferor Subordinated Amount                                                                            2,625,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                          0.00
and Transferor Principal Collections                                                                                       0.00

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                               17,991.05
Investor Floating Allocation Percentage for Class 1-A Note                                                               99.48%
Liquidation loss amounts for Mortgage Loans                                                                           18,084.97
Investor Loss Amount for Class 1-A Note                                                                               17,991.05

Distributions to Issuer
Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                      6,625,000.00
Required Transferor Subordinated Amount                                                                            6,625,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                          0.00
and Transferor Principal Collections                                                                                       0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                5,032.25
Investor Floating Allocation Percentage for Class 2-A Note                                                               99.42%
Liquidation loss amounts for Mortgage Loans                                                                            5,061.77
Investor Loss Amount for Class 2-A Note                                                                                5,032.25

Delinquency Report Group 1
                             Number of Loans     Principal Balance    Percentage
30 to 59 Days Delinquent                 140          4,913,780.19         1.15%
60 to 89 Days Delinquent                  40          1,654,923.31         0.39%
90 to 179 Days Delinquent                 41          1,360,293.30         0.32%
180 to 269 Days Delinquent                12            374,341.00         0.09%
270 Days Plus Delinquent                   1             36,600.00         0.01%
Total                                    234          8,339,937.80         1.95%

Delinquency Report Group 2
                             Number of Loans     Principal Balance    Percentage
30 to 59 Days Delinquent                 187         17,331,753.27         1.85%
60 to 89 Days Delinquent                  67          5,558,492.62         0.59%
90 to 179 Days Delinquent                114         12,161,585.83         1.29%
180 to 269 Days Delinquent                50          5,233,777.11         0.56%
270 Plus Days Delinquent                   7            834,200.00         0.09%
Total                                    425         41,119,808.83         4.38%

Delinquency Report Total
                             Number of Loans     Principal Balance    Percentage
30 to 59 Days Delinquent                 327         22,245,533.46         1.63%
60 to 89 Days Delinquent                 107          7,213,415.93         0.53%
90 to 179 Days Delinquent                155         13,521,879.13         0.99%
180 to 269 Days Delinquent                62          5,608,118.11         0.41%
270 Plus Days Delinquent                   8            870,800.00         0.06%
Total                                    659         49,459,746.63         3.62%

The above delinquency buckets include Bankruptcies, Foreclosures and REOs.

Bankruptcy Group Report
Group Number     Number of Loans   Principal Balance    Percentage
      1                 7             300,781.78            0.07%
      2                14             602,466.44            0.06%
Total                  21             903,248.22            0.07%

Foreclosure Group Report
Group Number     Number of Loans   Principal Balance    Percentage
      1                 4             179,738.00             0.04%
      2                15           2,928,106.55             0.31%
Total                  19           3,107,844.55             0.23%

REO Group Report
Group Number     Number of Loans   Principal Balance    Percentage
      1                 1              23,750.00            0.01%
      2                 7           1,568,149.16            0.17%
Total                   8           1,591,899.16            0.12%

Loan Group 1                                                                                                               0.00
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00


Loan Group 2                                                                                                               0.00
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                         0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                            1,477,334.19

BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                     440,156,112.56
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                        428,137,650.91
Change in Loan Group Balance                                                                                      12,018,461.65
Principal Collections                                                                                             17,965,887.54
Liquidation Loss Amount                                                                                               18,084.97
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                   123,608.09
Additional Balances during Collection Period                                                                       5,965,510.86
Balance Check                                                                                                             -0.00

Group 2
Beginning Loan Group Balance                                                                                     973,586,367.27
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                        939,377,680.25
Change in Loan Group Balance                                                                                      34,208,687.02
Principal Collections                                                                                             45,583,413.19
Liquidation Loss Amount                                                                                                5,061.77
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                   235,317.75
Additional Balances during Collection Period                                                                      11,379,787.94
Balance Check                                                                                                             -0.00

OTHER INFORMATION

Loan Group 1                                                                                                               0.00
Allocated Transferor Interest (Ending)                                                                             2,625,000.00

Interest payments on Mortgage Loans                                                                                3,914,250.27
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     3,914,250.27
Servicing Fee                                                                                                        183,398.38
Investor Interest Collections                                                                                      3,420,827.16

Beginning Loan Group Balance                                                                                     440,156,112.56
Principal payments on Mortgage Loans                                                                              17,965,887.54
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   17,965,887.54
Investor Principal Collections                                                                                    12,000,376.68
Additional Balances                                                                                                5,965,510.86
Ending Principal Balances                                                                                        428,137,650.91
Total Collections                                                                                                 21,404,572.51
Scheduled Principal Payment                                                                                       12,000,376.68

Mortgage Loans Average Daily Balance                                                                             440,042,494.92
Number of Mortgage Loans at beginning of Collection Period                                                            13,049.00
Number of Mortgage Loans at end of Collection Period                                                                  12,660.00
Loan Group Balance at beginning of Collection Period                                                             440,156,112.56
Loan Group Balance at end of Collection Period                                                                   428,137,650.91

Note Principal Balance of the Class 1-A Note                                                                     425,512,650.91
Original Note Principal Balance of the Class 1-A Note                                                            525,000,000.00
Class 1-A Factor                                                                                                           0.81

Weighted average remaining term of Mortgage Loans                                                                           288
Weighted Average Loan Rate                                                                                            9.922139%
Weighted Average Net Loan Rate                                                                                        8.346139%

Excess Interest                                                                                                      890,125.95

Loan Group 2                                                                                                               0.00
Allocated Transferor Interest (Beginning)                                                                          5,677,665.60
Allocated Transferor Interest (Ending)                                                                             6,625,000.00

Interest payments on Mortgage Loans                                                                                7,976,902.31
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     7,976,902.31
Servicing Fee                                                                                                        405,660.99
Investor Interest Collections                                                                                      7,122,560.42

Beginning Loan Group Balance                                                                                     973,586,367.27
Principal payments on Mortgage Loans                                                                              45,583,413.19
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   45,583,413.19
Investor Principal Collections                                                                                    34,203,625.25
Additional Balances                                                                                               11,379,787.94
Ending Principal Balances                                                                                        939,377,680.25
Total Collections                                                                                                 52,747,753.92
Scheduled Principal Payment                                                                                       34,203,625.25

Mortgage Loans Average Daily Balance                                                                             971,012,102.24
Number of Mortgage Loans at beginning of Collection Period                                                            14,420.00
Number of Mortgage Loans at end of Collection Period                                                                  13,981.00
Loan Group Balance at beginning of Collection Period                                                             973,586,367.27
Loan Group Balance at end of Collection Period                                                                   939,377,680.25

Note Principal Balance of the Class 2-A Note                                                                     932,752,680.25
Original Note Principal Balance of the Class 2-A Note                                                          1,325,000,000.00
Class 2-A Factor                                                                                                           0.70

Weighted average remaining term of Mortgage Loans                                                                           286

Weighted Average Loan Rate                                                                                            9.999625%
Weighted Average Net Loan Rate                                                                                        8.423625%

Excess Interest                                                                                                    1,368,099.23

LOAN MODIFICATION SUMMARY

Group 1
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                        133,849.91
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                     803,099.46
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.10%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      147,561.69
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   837,372.42
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.10%

Loans with Credit Limit Modification - current                                                                     2,930,232.75
Loans with Credit Limit Modification - cumulative                                                                 15,340,499.08
Loans with Credit Limit Modification - % of Initial                                                                       1.92%

Loans with Gross Margin Modification - current                                                                        42,526.19
Loans with Gross Margin Modification - cumulative                                                                    457,755.96
Loans with Gross Margin Modification - % of Initial                                                                       0.06%

Group 2
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                        495,565.48
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                   2,729,555.92
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.34%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      862,552.62
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                 3,324,201.67
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.42%

Loans with Credit Limit Modification - current                                                                     1,150,727.00
Loans with Credit Limit Modification - cumulative                                                                  9,380,652.50
Loans with Credit Limit Modification - % of Initial                                                                       1.17%

Loans with Gross Margin Modification - current                                                                        15,431.17
Loans with Gross Margin Modification - cumulative                                                                    967,154.49
Loans with Gross Margin Modification - % of Initial                                                                       0.12%

CREDIT ENHANCER INFORMATION
Loan Group 1                                                                                                               0.00
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                 2,160,160.09

Loan Group 2                                                                                                               0.00
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                 4,775,016.26

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.